DEBT (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Carrying Value of Long-Term Debt Outstanding
The carrying value of long-term debt outstanding was as follows at December 31, 2014 and 2013:

	2014	2013
	(in millions)
Long-term debt:
Senior notes:
$500 million, 6.45% due June 1, 2016	$—	$517
$500 million, 7.20% due June 15, 2018	504	505
$300 million, 6.30% due August 1, 2018	312	314
$400 million, 2.625% due October 1, 2019	400	—
$600 million, 3.15% due December 1, 2022	598	598
$600 million, 3.85% due October 1, 2024	599	—
$250 million, 8.15% due June 15, 2038	266	266
$400 million, 4.625% due December 1, 2042	400	400
$750 million, 4.95% due October 1, 2044	746	—
Total long-term debt	$3,825	$2,600